16. INVESTMENTS (Details 9) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Assets
Cash and cash equivalents	R$ 1,680	R$ 536		R$ 891
TOTAL CURRENT	15,456	10,354	[1]	27,796
TOTAL NON-CURRENT	38,627	40,172	[1]	32,059
Contract assets	4,980
Liabilities
TOTAL CURRENT	9,690	7,913	[1]	23,394
Total non-current liabilities	26,915	R$ 26,458	[1]	R$ 20,522
Provisions	1,892
At Fair Value [member]
Assets
Cash and cash equivalents	27
Other current assets	2
TOTAL CURRENT	29
TOTAL NON-CURRENT	108
Contract assets	108
Liabilities
Loans and financings	3
Interest on equity and dividends payable	2
Other current liabilities	1
TOTAL CURRENT	6
Total non-current liabilities	11
Loans and financings	8
Provisions	3
Fair value of net identifiable assets	R$ 120

[1]	See note 2.8.